Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Cash Flows [Abstract]
Dividends received	$ 21,281	$ 4,191